Net deferred tax liability (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Net deferred tax liability Details
Net Operating Losses	$ 2,040,000	$ 680,000
Less: Valuation Allowance	$ (2,040,000)	$ (680,000)